PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT

Description	Weighted average rate (p.a.)	December 31, 2025	Additions	Write-offs	Transfers	June 30, 2026 (Unaudited)

Cost
Aircraft parts and equipment		2,452,342	123,328	(19,270)	—	2,556,400
Non‑aircraft equipment		107,196	6,344	—	—	113,540
Aircraft, engines and simulators		301,734	60,243	(57,821)	—	304,156
Improvements		650,405	9,732	(63,704)	—	596,433
Maintenance		32,982	36,177	—	—	69,159
Others		29,085	50	—	—	29,135
Construction in progress		52,707	12,748	—	—	65,455
Advance payments for acquisition of aircraft		885,188	39,286	(331,754)	(29,352)	563,368

		4,511,639	287,908	(472,549)	(29,352)	4,297,646

Depreciation
Aircraft parts and equipment	8%	(1,168,239)	(100,899)	11,293	—	(1,257,845)
Non‑aircraft equipment	10%	(73,883)	(5,521)	—	—	(79,404)
Aircraft, engines and simulators	7%	(199,054)	(10,846)	2,931	—	(206,969)
Improvements	8%	(251,924)	(26,019)	22,349	—	(255,594)
Maintenance	17%	(21,978)	(2,782)	—	—	(24,760)
Others	5%	(24,262)	(746)	—	—	(25,008)

		(1,739,340)	(146,813)	36,573	—	(1,849,580)

Total property and equipment, net		2,772,299	141,095	(435,976)	(29,352)	2,448,066